POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 4, 2014 TO THE PROSPECTUS
DATED FEBRUARY 7, 2014 OF:

PowerShares International BuyBack AchieversTM Portfolio

Effective April 5, 2014, Joshua Betts no longer is a Portfolio Manager of the PowerShares International BuyBack AchieversTM Portfolio. Accordingly, on that date, all information and references related to him are hereby removed from the Prospectus.

Please Retain This Supplement For Future Reference.

P-IPKW-PRO-1 SUP-1 040414

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 4, 2014 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 7, 2014 OF:

PowerShares International BuyBack AchieversTM Portfolio

Effective April 5, 2014, Joshua Betts no longer is a Portfolio Manager of the PowerShares International BuyBack AchieversTM Portfolio. Accordingly, on that date, all information and references related to him are hereby removed from the Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-IPKW-SAI-1 SUP-1 040414